Condensed Consolidated Statement of Shareholders' Equity (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement of Stockholders' Equity [Abstract]
Cash dividends (in dollars per share)	$ 0.525	$ 0.50